Finance Expense - Summary of Reconciliation of Net Finance Expense to Net Interest Cash Outflow (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Finance Expense And Income [Line Items]
Finance expense before specific items		£ 776	£ 817	£ 749
Finance income before specific items		(12)	(13)	(37)
Total net finance expense	[1]	764	804	712
Timing differences:
– Derivative restructuring costs			1	(1)
– Timing of coupon payments on bonds		(6)	19	27
– Timing of interest receipts				22
– Deferred income		8	8	9
Specific item – EE-related financing costs				8
Net interest cash outflow		548	622	548
Before Specific Items [Member]
Disclosure Of Finance Expense And Income [Line Items]
Finance expense before specific items		558	607	520
Finance income before specific items		(12)	(13)	(37)
Total net finance expense		£ 546	£ 594	£ 483

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).